Note 13 - Sale of 50% Membership Interest in GB Sciences Louisiana, LLC - Loss on Modification of Notes Receivable (Details) - USD ($)		4 Months Ended	12 Months Ended
	Dec. 16, 2020	Oct. 15, 2020	Mar. 31, 2021	Mar. 31, 2020
Loss on modification of note receivable			$ 0	$ (1,895,434)
Wellcana Note [Member]
Total cash payments to be made by October 15, 2020	$ 4,900,000	$ 4,900,000
Liabilities to be forgiven upon receipt of October 15, 2020 payment		324,423
Total receivable (as modified)		$ 5,224,423
Carrying value of note receivable as of March 31, 2020				6,969,720
Accrued interest as of March 31, 2020				150,137
Total amount receivable (prior to modification)				$ 7,119,857